Share capital (Details 2)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share capital [Line Items]
Risk-free interest rate		1.66%	0.00%
Dividend yield		0.00%	0.00%	0.00%
Volatility		97.00%	0.00%	86.00%
Forfeiture rate		21.00%	0.00%	23.00%
Estimated expected lives	18	5	0	5
Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Risk-free interest rate			0.00%
Dividend yield		0.00%	0.00%
Volatility			0.00%
Forfeiture rate		24.00%	0.00%
Estimated expected lives		5
Bottom of range [member]
Disclosure of share capital [Line Items]
Risk-free interest rate		0.78%		0.78%
Bottom of range [member] | Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Risk-free interest rate		0.66%
Volatility		75.00%
Top of range [member]
Disclosure of share capital [Line Items]
Risk-free interest rate		1.74%		1.68%
Top of range [member] | Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Risk-free interest rate		1.16%
Volatility		79.00%